POLICYHOLDER ACCOUNT BALANCES	12 Months Ended
Dec. 31, 2022
Policyholder Account Balance [Abstract]
POLICYHOLDER ACCOUNT BALANCES	POLICYHOLDER ACCOUNT BALANCES
The following table summarizes the balances and changes in policyholders’ account balances for the years ended and as of December 31, 2022 and 2021:

	Indexed Universal Life	Variable Universal Life	GMxB Core	Investment Edge	SCS (2)	Reinsured (1)
December 31, 2022	(Dollars in millions)
Balance, beginning of the year	$1,973	$614	$13	$—	$—	$866
Issuances	—	—	—	—	—	—
Premiums received	246	17	17	—	—	52
Policy charges	(177)	(35)	(3)	—	—	(31)
Surrenders and withdrawals	(49)	—	(1)	—	—	(132)
Benefit payments	(7)	(8)	—	—	—	(21)
Net transfers from (to) separate account	—	49	—	7	245	47
Interest credited (3)	(24)	18	1	—	(3)	36
Other	—	—	—	—		2
Balance, end of the year	$1,962	$655	$27	$7	$242	$819

Weighted-average crediting rate	2.20%	3.52%	1.00%	1.00%	1.00%	4.39%
Net amount at risk (4)	$18,092	$30,067	$13	$—	$1	$4,120
Cash surrender value	$1,494	$528	$29	$6	$224	$818
______________
(1)Reinsured primarily reflects Protective Life reinsured business.
(2)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(3)SCS includes amounts related to the change in embedded derivative.
(4)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.

	Indexed Universal Life	Variable Universal Life	GMxB Core	Reinsured (1)
December 31, 2021	(Dollars in millions)
Balance, beginning of year	$1,780	$593	$—	$886
Issuances	—	—	—	—
Premiums received	271	16	40	67
Policy charges	(176)	(29)	(1)	(34)
Surrenders and withdrawals	(30)	—	—	(137)
Benefit payments	(6)	(10)	—	(21)
Net transfers from (to) separate account	—	22	(26)	67
Interest credited (3)	134	22	—	36
Other	—	—	—	2
Balance, December 31, 2021	$1,973	$614	$13	$866

Weighted-average crediting rate	2.16%	3.54%	1.00%	4.22%
Net amount at risk (4)	$18,356	$27,214	$—	$4,340
Cash surrender value	$1,407	$503	$13	$866
______________
(1)Reinsured primarily reflects Protective Life reinsured business.
(2)SCS sales are recorded in a Separate Account holding account until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(3)SCS includes amounts related to the change in embedded derivative.
(4)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.
The following table reconciles the policyholders account balances to the policyholders’ account balance liability in the balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Policyholders’ account balance reconciliation

IUL	$1,962	$1,973
VUL	655	614
Investment Edge	7	—
GMxB Core	27	13
SCS	242	—
Reinsured	819	867
Other	39	36
Total	$3,751	$3,503

The following table presents the account values by range of guaranteed minimum crediting rates and the related range of the difference in basis points, between rates being credited policyholders and the respective guaranteed minimums as of December 31, 2022 and 2021.

December 31, 2022
Product (1)	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	51 Basis Points - 150 Basis Points Above	Greater Than 150 Basis Points Above	Total
		(in millions)
Indexed Universal Life	0.00% - 1.50%	$—	$—	$—	$—	$—
	1.51% - 2.50%	1,202	666	73	—	1,941
	Greater than 2.50%	—	—	—	—	—
	Total	$1,202	$666	$73	$—	$1,941

Variable Universal Life	0.00% - 1.50%	$18	$30	$2	$—	$50
	1.51% - 2.50%	73	12	—	—	85
	Greater than 2.50%	460	—	2	—	462
	Total	$551	$42	$4	$—	$597

Investment Edge	0.00% - 1.50%	$7	$—	$—	$—	$7
	1.51% - 2.50%	—	—	—	—	—
	Greater than 2.50%	—	—	—	—	—
	Total	$7	$—	$—	$—	$7

GMxB Core	0.00% - 1.50%	$32	$—	$—	$—	$32
	1.51% - 2.50%	—	—	—	—	—
	Greater than 2.50%	—	—	—	—	—
	Total	$32	$—	$—	$—	$32

December 31, 2021
Product	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	51 Basis Points - 150 Basis Points Above	Greater Than 150 Basis Points Above	Total
		(in millions)
Indexed Universal Life	0.00% - 1.50%	$32	$—	$—	$—	$32
	1.51% - 2.50%	1,148	696	—	—	1,844
	Greater than 2.50%	—	—	—	—	—
	Total	$1,180	$696	$—	$—	$1,876

Variable Universal Life	0.00% - 1.50%	$13	$24	$—	$—	$37
	1.51% - 2.50%	81	—	—	—	81
	Greater than 2.50%	442	—	—	—	442
	Total	$536	$24	$—	$—	$560

GMxB Core	0.00% - 1.50%	$15	$—	$—	$—	$15
	1.51% - 2.50%	—	—	—	—	—
	Greater than 2.50%	—	—	—	—	—
	Total	$15	$—	$—	$—	$15

Separate Account - Summary

The following table presents the balances of and changes in separate account liabilities for the years ended and as of December 31, 2022 and 2021.

December 31, 2022	VUL	GMxB Core	Investment Edge	Reinsured (1)
	(in millions)
Balance, beginning of year	$1,832	$315	$—	$1,244
Premiums and deposits	358	536	—	—
Policy charges	(116)	(4)	33	(35)
Surrenders and withdrawals	(28)	(12)	—	—
Benefit payments	(9)	(2)	—	—
Investment performance (2)	(335)	(77)	—	(247)
Net transfers from (to) general account	(49)	—	(7)	(49)
Balance, end of year	$1,653	$756	$26	$913

Cash surrender value	$1,338	$693	$25	N/A
______________
(1)    Reinsured primarily reflects Protective Life reinsured ceded business.
(2)    Investment performance is reflected net of M&E fees.

December 31, 2021	VUL	GMxB Core	Reinsured (1)
	(in millions)
Balance, beginning of year	$1,437	$—	$1,161
Premiums and deposits	328	282
Policy charges	(102)	—	(38)
Surrenders and withdrawals	(30)	(1)
Benefit payments	(5)	—
Net transfers from (to) general account	237	26	(73)
Investment Performance (2)	(33)	8	194
Balance, end of year	$1,832	$315	$1,244

Cash surrender value	$1,520	$292	N/A
______________
(1)    Reinsured primarily reflects Protective Life reinsured ceded business.
(2)    Investment performance is reflected net of M&E fees.
The following table reconciles the separate account liabilities to the separate account liability balance in the balance sheet as of December 31, 2022, and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Separate Account Reconciliation
VUL	$1,653	$1,832
GMxB Core	756	315
Investment Edge	26	—
Reinsured	913	1,244
Other	26	3
Total	$3,374	$3,394

The following table presents the aggregate fair value of separate account assets by major asset category as of December 31, 2022 and December 31, 2021

	December 31, 2022
	Life Insurance & Employee Benefits Products	Individual Variable Annuity Products	Employer - Sponsored Products	Other	Total
	(in millions)
Asset Type
Mutual Funds	$2,096	$1,265	$—	$13	$3,374
Total	$2,096	$1,265	$—	$13	$3,374

	December 31, 2021
	Life Insurance & Employee Benefits Products	Individual Variable Annuity Products	Employer - Sponsored Products	Other	Total
	(in millions)
Asset Type
Mutual Funds	$2,434	$947	$—	$13	$3,394
Total	$2,434	$947	$—	$13	$3,394